Prepayments	12 Months Ended
Dec. 31, 2025
Current prepayments and current accrued income including current contract assets [abstract]
Prepayments

Note 11 Prepayments

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Prepayments of inventory components	$—	$393,788
Prepaid general and administrative expenses	710,780	1,307,000
Total	$710,780	$1,700,788

Prepaid general and administrative expenses consisted primarily of prepaid property insurance premiums for our Riverside facility of $0 and $617,947 at December 31, 2025, and December 31, 2024, respectively.